Other Loans Payable	12 Months Ended
Dec. 31, 2019
Other Loans Payable
OTHER LOANS PAYABLE

NOTE 11 – OTHER LOANS PAYABLE

(1)	In October 2016, the Company entered into a sale leaseback arrangement and sold certain machinery located in China to an unrelated third party for approximately $3,603,975 (RMB 25,112,500), and subsequently leased back the machinery for 24 months for a total amount of approximately $3,754,739 (RMB 26,163,022). The Company was required to make a security deposit of approximately $720,795 (RMB 5,022,500). The Company has a bargain purchase option at a price of $Nil to buyback these equipments by the end of the lease term. All these machines are currently being used by the Company for its production purpose. The Company concluded this transaction does not qualify for sale-leaseback accounting and shall record under financing method. Under the financing method, the assets remain on the Company's consolidated balance sheet and the proceeds from the transactions are recorded as a financing liability.

The loan was fully repaid in June 2018 prior to its maturity:

Total loan payment	$3,754,753
Less: imputed interest	(175,545)
Less: principal	(3,579,208)
Total current portion of payment obligation as of December 31, 2019	$-

Interest expense incurred for the years ended December 31, 2019, 2018 and 2017 amounted to $0, $39,148 and $128,069, respectively.

(2)	In May 2017, the Company entered into another sale leaseback arrangement and sold certain machinery located in China to an unrelated third party for approximately $2,540,184 (RMB 17,700,000), and subsequently leased back the machinery for 36 months for a total amount of approximately $2,714,820 (RMB 18,916,864). The Company was required to make a security deposit of approximately $508,037 (RMB 3,540,000). The Company has a bargain purchase option at a price of $Nil to buyback these equipments by the end of the lease term. All these machines are currently being used by the Company for its production purpose. The Company concluded this transaction does not qualify for sale-leaseback accounting and shall record under financing method. Under the financing method, the assets remain on the Company's consolidated balance sheet and the proceeds from the transactions are recorded as a financing liability.

The minimum payments for the remaining lease term of 5 months from December 31, 2019 to May 18, 2020 are as follows:

Total loan payment	$2,714,820
Less: imputed interest	(160,941)
Less: principal	(2,177,200)
Total loan balance as of December 31, 2019	376,679
Less: current portion of payment obligation	(376,679)
Long term payable as of December 31, 2019	$-

According to the agreement, future obligations for payments of the above finance lease agreement are as below:

Twelve months ended December 31, 2019
2020	$376,679
2021	-
Total	$376,679

Interest expense incurred for the years ended December 31, 2019, 2018 and 2017 amounted to $35,126, $76,700 and $64,231, respectively.

The loan was fully repaid in March, 2020 prior to its maturity.

(3)	In February 2018, the Company entered into another sale leaseback arrangement and sold certain machinery located in China to an unrelated third party for approximately $5,309,989 (RMB 37,000,000), and subsequently leased back the machinery for 36 months for a total amount of approximately $5,709,824 (RMB 39,786,052). The Company was required to make a security deposit of approximately $1,061,998 (RMB 7,400,000). The Company has a bargain purchase option at a price of $Nil to buyback these equipments by the end of the lease term. All these machines are currently being used by the Company for its production purpose. The Company concluded this transaction does not qualify for sale-leaseback accounting and shall record under financing method. Under the financing method, the assets remain on the Company's consolidated balance sheet and the proceeds from the transactions are recorded as a financing liability.

The minimum payments for the remaining lease term of 14 months from December 31, 2019 to February 18, 2021 are as follows:

Total loans payment	$5,709,824
Less: imputed interest	(343,940)
Less: principal	(3,141,188)
Total loans payable as of December 31, 2019	2,224,696
Less: current portion of other loans payable	(1,906,882)
Long term payable as of December 31, 2019	$317,814

According to the agreement, future obligations for payments of the above finance lease agreement are as below:

Twelve months ended December 31,
2020	$1,906,882
2021	317,814
2022	-
Total	$2,224,696

Interest expense incurred for the years ended December 31, 2019, 2018 and 2017 amounted to $153,959, $206,803 and $0, respectively.

The loan was fully repaid in March, 2020 prior to its maturity.

(4)	In April 2019, the Company entered into another sale leaseback arrangement and sold certain machinery located in China to an unrelated third party for approximately $2,152,698 (RMB 15,000,000), and subsequently leased back the machinery for 36 months for a total amount of approximately $2,320,646 (RMB 16,170,258). The Company was required to make a security deposit of approximately $430,540 (RMB 3,000,000). The Company has a bargain purchase option at a price of $Nil to buyback these equipments by the end of the lease term. All these machines are currently being used by the Company for its production purpose. The Company concluded this transaction does not qualify for sale-leaseback accounting and shall record under financing method. Under the financing method, the assets remain on the Company's consolidated balance sheet and the proceeds from the transactions are recorded as a financing liability.

The minimum payments for the remaining lease term of 29 months from December 31, 2019 to May 18, 2022 are as follows:

Total loan payment	$2,152,698
Less: principal	(395,195)
Total loan balance as of December 31, 2019 from lease transaction	1,757,503
Less: current portion of payment obligation	(701,915)
Long term payable as of December 31, 2019	$1,055,588

According to the agreement, future obligations for payments of the above finance lease agreement are as below:

Twelve months ended December 31,
2020	$701,915
2021	737,424
2022	318,164
Total	$1,757,503

Interest expense incurred for the years ended December 31, 2019, 2018 and 2017 amounted to $57,712, $0 and $0, respectively.

The loan was fully repaid in March, 2020 prior to its maturity.